Consolidated Statements of Changes in Shareholders' Equity	Common Stock [Member] USD ($) shares	Common Stock [Member] SGD ($) shares	Additional Paid-in Capital [Member] USD ($)	Additional Paid-in Capital [Member] SGD ($)	Deferred Compensation, Share-Based Payments [Member] USD ($)	Deferred Compensation, Share-Based Payments [Member] SGD ($)	AOCI Attributable to Parent [Member] USD ($)	AOCI Attributable to Parent [Member] SGD ($)	Retained Earnings [Member] USD ($)	Retained Earnings [Member] SGD ($)	Noncontrolling Interest [Member] USD ($)	Noncontrolling Interest [Member] SGD ($)	USD ($)	SGD ($)
Balance at Dec. 31, 2021		$ 21,970		$ 11,292,123				$ 9,997		$ (10,078,513)		$ (380,800)		$ 864,777
Balance, shares at Dec. 31, 2021 | shares	16,250,000	16,250,000
Net loss										(3,053,000)		(21,041)		(3,074,041)
Foreign currency translation adjustment								26,156						26,156
Stock-based compensation
Balance at Dec. 31, 2022		$ 21,970		11,292,123				36,153		(13,131,513)		(401,841)		(2,183,108)
Balance, shares at Dec. 31, 2022 | shares	16,250,000	16,250,000
Net loss										(5,469,730)		(46,494)	$ (4,181,177)	(5,516,224)
Foreign currency translation adjustment								(70,252)						(70,252)
Issue of new shares		$ 3,956		11,230,447										11,234,403
Issue of new shares, shares | shares	2,971,384	2,971,384
Stock-based compensation						537,756							407,607	537,756
Balance at Dec. 31, 2023		$ 25,926		22,522,570		537,756		(34,099)		(18,601,243)		(448,335)		4,002,575
Balance, shares at Dec. 31, 2023 | shares	19,221,384	19,221,384
Net loss										(4,335,471)		(26,803)	(3,192,998)	(4,362,274)
Foreign currency translation adjustment								130,515					95,531	130,515
Issue of new shares		$ 6,303		6,428,831										6,435,134
Issue of new shares, shares | shares	4,368,924	4,368,924
Stock-based compensation				93,389									68,357	93,389
Balance at Dec. 31, 2024	$ 23,590	$ 32,229	$ 21,259,545	$ 29,044,790	$ 393,614	$ 537,756	$ 70,572	$ 96,416	$ (16,788,694)	$ (22,936,714)	$ (347,781)	$ (475,138)	$ 4,610,846	$ 6,299,339
Balance, shares at Dec. 31, 2024 | shares	23,590,308	23,590,308